SCHEDULE OF TAX PAYABLE (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes payable	$ 44,583	$ 104,100	$ 232,637
Value-added [Member]
Taxes payable	2,102	56,806	97,917
Income [Member]
Taxes payable	31,052	30,919	109,396
City Construction [Member]
Taxes payable	472	3,746	7,018
Education [Member]
Taxes payable	380	2,184	5,064
Other [Member]
Taxes payable	$ 10,577	$ 10,445	$ 13,242